Note 6 - Property and Equipment - Property and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and equipment, gross		$ 3,936	$ 3,924
Accumulated depreciation and amortization		(3,825)	(3,741)
Property and equipment, net	$ 77	111	183
Leasehold Improvements [Member]
Property and equipment, gross		2,664	2,664
Manufacturing, Laboratory, and Office Equipment [Member]
Property and equipment, gross		882	870
Furniture and Fixtures [Member]
Property and equipment, gross		$ 390	$ 390